UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    375 Park Avenue, Suite #3704
            New York, New York 10152

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias                 New York, New York            May 15, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $334,764
                                         (thousands)


List of Other Included Managers:   None

                                                   FORM 13F INFORMATION TABLE
                                               Echo Street Capital Management LLC
                                                         March 31, 2012


COLUMN 1                        COLUMN  2         COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6   COLUMN 7        COLUMN 8

                                                              VALUE      SHRS OR SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN CALL  DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  ---------------   ------      ---------  ------- --- ----  ----------- --------  -----  ------- ----
ADVANCE AUTO PARTS INC          COM               00751Y106    8,759      98,892 SH        SOLE        NONE       98,892
AIRGAS INC                      COM               009363102    5,797      65,154 SH        SOLE        NONE       65,154
AMERICAN TOWER CORP NEW         COM               03027X100    8,124     128,917 SH        SOLE        NONE      128,917
AUTOZONE INC                    COM               053332102   14,259      38,350 SH        SOLE        NONE       38,350
AXIS CAPITAL HOLDINGS           SHS               G0692U109    1,010      30,456 SH        SOLE        NONE       30,456
BALL CORP                       COM               058498106    4,556     106,261 SH        SOLE        NONE      106,261
BERKSHIRE HATHAWAY INC DEL      CL B NEW          084670702    3,100      38,200 SH        SOLE        NONE       38,200
CHRISTOPHER & BANKS CORP        COM               171046105      921     495,067 SH        SOLE        NONE      495,067
CINEMARK HOLDINGS INC           COM               17243V102   11,021     502,089 SH        SOLE        NONE      502,089
COPART INC                      COM               217204106   16,947     650,074 SH        SOLE        NONE      650,074
CORRECTIONS CORP AMER NEW       COM NEW           22025Y407   16,299     596,805 SH        SOLE        NONE      596,805
CROWN CASTLE INTL CORP          COM               228227104    8,477     158,923 SH        SOLE        NONE      158,923
CROWN HOLDINGS INC              COM               228368106    7,002     190,120 SH        SOLE        NONE      190,120
CSX CORP                        COM               126408103    7,392     343,491 SH        SOLE        NONE      343,491
ENDURANCE SPECIALTY HLDGS LT    SHS               G30397106    1,959      48,179 SH        SOLE        NONE       48,179
ENTERTAINMENT PPTYS TR          PFD C CNV 5.75%   29380T402      354      16,983 SH        SOLE        NONE       16,983
ENTERTAINMENT PPTYS TR          CONV PFD 9% SR E  29380T600    7,566     271,087 SH        SOLE        NONE      271,087
EQUINIX INC                     COM NEW           29444U502   16,013     101,700 SH        SOLE        NONE      101,700
EVEREST RE GROUP LTD            COM               G3223R108   12,102     130,802 SH        SOLE        NONE      130,802
FAMILY DLR STORES INC           COM               307000109    5,874      92,831 SH        SOLE        NONE       92,831
FELCOR LODGING TR INC           PFD CV A $1.95    31430F200    3,666     141,527 SH        SOLE        NONE      141,527
FISERV INC                      COM               337738108   18,344     264,367 SH        SOLE        NONE      264,367
GOOGLE INC                      CL A              38259P508    5,106       7,962 SH        SOLE        NONE        7,962
HEALTH CARE REIT INC            COM               42217K106   18,037     328,179 SH        SOLE        NONE      328,179
HIGHWOODS PPTYS INC             COM               431284108    5,542     166,331 SH        SOLE        NONE      166,331
HOME DEPOT INC                  COM               437076102    6,095     121,144 SH        SOLE        NONE      121,144
HYATT HOTELS CORP               COM CL A          448579102    3,716      86,986 SH        SOLE        NONE       86,986
INTERCONTINENTAL HTLS GRP PL    SPONS ADR NEW     45857P301   12,484     537,636 SH        SOLE        NONE      537,636
LKQ CORP                        COM               501889208   15,985     512,824 SH        SOLE        NONE      512,824
LOWES COS INC                   COM               548661107    6,400     203,946 SH        SOLE        NONE      203,946
MICROSOFT CORP                  COM               594918104    3,896     120,781 SH        SOLE        NONE      120,781
MID-AMER APT CMNTYS INC         COM               59522J103   12,282     183,234 SH        SOLE        NONE      183,234
NOBLE CORPORATION BAAR          NAMEN -AKT        H5833N103    9,866     263,307 SH        SOLE        NONE      263,307
ORACLE CORP                     COM               68389X105   14,128     484,490 SH        SOLE        NONE      484,490
PARTNERRE LTD                   COM               G6852T105    1,452      21,383 SH        SOLE        NONE       21,383
PLATINUM UNDERWRITER HLDGS L    COM               G7127P100    1,814      49,703 SH        SOLE        NONE       49,703
PROLOGIS INC                    COM               74340W103    1,594      44,246 SH        SOLE        NONE       44,246
PS BUSINESS PKS INC CALIF       COM               69360J107    3,843      58,634 SH        SOLE        NONE       58,634
ROWAN COS INC                   COM               779382100    1,602      48,657 SH        SOLE        NONE       48,657
SIMON PPTY GROUP INC NEW        COM               828806109    1,870      12,837 SH        SOLE        NONE       12,837
SONIC AUTOMOTIVE INC            CL A              83545G102      722      40,320 SH        SOLE        NONE       40,320
SUNSTONE HOTEL INVS INC NEW     COM               867892101      741      76,071 SH        SOLE        NONE       76,071
TANGER FACTORY OUTLET CTRS I    COM               875465106    3,528     118,653 SH        SOLE        NONE      118,653
TAUBMAN CTRS INC                COM               876664103    3,621      49,643 SH        SOLE        NONE       49,643
UDR INC                         COM               902653104    3,949     147,850 SH        SOLE        NONE      147,850
WELLS FARGO & CO NEW            COM               949746101   12,186     356,947 SH        SOLE        NONE      356,947
YUM BRANDS INC                  COM               988498101    4,763      66,921 SH        SOLE        NONE       66,921



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